Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
The following table contains the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions during the periods presented, and any additional consideration paid for prior years’ acquisitions. A portion of the goodwill included in the table below is expected to provide an income tax benefit.

	2016	2015	2014
Accounts receivable	$5.3	$3.7	$7.9
Inventory	5.8	4.8	16.2
Property, plant and equipment	3.7	2.7	17.1
Goodwill (see Note D)	8.7	7.9	29.4
Other intangible assets (see Note D)	12.3	14.9	14.1
Other current and long-term assets	—	.1	4.0
Current liabilities	(4.2)	(8.1)	(6.0)
Long-term liabilities	(.5)	(3.3)	(3.1)
Fair value of net identifiable assets	31.1	22.7	79.6
Less: Additional consideration for prior years’ acquisitions	(.3)	1.2	—
Less: Additional consideration payable	1.9	10.4	8.1
Less: Non-cash consideration	—	—	1.1
Net cash consideration	$29.5	$11.1	$70.4

Businesses That Were Previously Not Wholly Owned
The following table summarizes acquisitions for the periods presented.

Year Ended	Number of Acquisitions	Segment	Product/Service
December 31, 2016	3	Residential Products; Specialized Products	Distributor of geosynthetic products; Innersprings; Fabricated aerospace tubing and pipe assemblies
December 31, 2015	1	Furniture Products	Upholstered office furniture
December 31, 2014	5	Residential Products; Furniture Products	Innersprings; Geotextile products; Fabric converting for furniture and bedding; Foam carpet underlay; Home furniture components